Summary of Significant Accounting Policies - Textual (Details) (USD $)	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2011 facilities D	Dec. 31, 2010	Dec. 31, 2009	Aug. 02, 2011	Dec. 31, 2008	Jan. 31, 2004 3.25% Convertible Debentures Stated Rate [Member]	Dec. 31, 2011 Market access assets [Member] Y	Dec. 31, 2010 Market access assets [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2010 Software [Member]	Dec. 31, 2011 Litigation, Former CEO [Member]	Dec. 31, 2009 Litigation, Former CEO [Member]	Jan. 11, 2007 Securities Litigation Settlement [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of Net Operating Revenues, Medicare	72.00%	70.50%	67.80%
Summary of Significant Accounting Policies (Textual) [Abstract]
Number of inpatient rehabilitation hospitals	99
Number of Joint Venture Hospitals Accounted for Using the Equity Method	3
Number of hospitals, sole ownership	70
Percentage of ownership in jointly owned hospitals, minimum	50.00%
Percentage of ownership in jointly owned hospitals, maximum	97.50%
Number of hospitals, jointly owned	29
Number of states in which inpatient rehabilitation hospitals are located	27
Number of outpatient rehabilitation satellite clinics operated by our hospitals, including one joint venture satellite	26
Number of Joint Venture Outpatient Rehabilitation Satellite Clinics	1
Number of Hospital-based Home Health Agencies	25
Number of inpatient rehabilitation units under management contracts	3
Number of Long-Term Acute Care Hospitals Sold	5
Number of freestanding LTCHs, operated	6
Number of Long Term Acute Care Hospitals Reclassified	6
Finite-Lived Intangible Assets, Net	$ 57,700,000	$ 58,500,000					$ 7,900,000	$ 9,200,000	$ 13,700,000	$ 9,700,000
Understatement of Net Income			4,500,000
Overstatement of Investment in a Joint Venture Hospital in Prior Period					9,600,000
Adjustment to Other Current Liabilities			4,700,000
Adjustment to Income Tax Expense, Prior Year Corrections	7,000,000
Compliance Threshold Percentage Under The Medicare, Medicaid, and SCHIP Extension Act of 2007	60.00%
Medicare Productivity Adjustment	1.00%
Market Basket Update	2.90%
Adjustment to Market Basket Update	0.10%
Adjusted Market Basket Update	2.80%
Sequestration Rate				2.00%
Medicare Physician Reimbursement Adjustment	27.00%
Annual Payment Update Factor, Reduction	2.00%
Initial Suspension Period Medicare Payments	180
Medicare Denials, Percentage Collected After Appeal	58.00%
Market Access Assets, Useful Life							20
Senior Notes, Stated Interest Rate						3.25%
Prior Period Overpayments Included in Refunds Due Patients and Other Third-Party Payors Liability		42,100,000
Current Balances Associated With Divested Divisions Included in Refunds Due Patients and Other Third-Party Payors		33,900,000
Minimum amount of loss contingency accrual to consider the associated estimated legal fees as accrued	5,000,000
Advertising expenses, included in Other operating expenses	4,600,000	4.6	4.6
Litigation Settlement, Expense											5,200,000
Net Recoveries, Percentage Owed to Derivative Litigation Attorneys													35.00%
Gain (Loss) Related to Litigation Settlement											$ 12,300,000	$ 6,500,000